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                             AIM SUMMIT FUND, INC.

                                 CLASS I SHARES

                        Supplement dated March 13, 2000
                   to the Prospectus dated February 28, 2000


On March 13, 2000, A I M Fund Services, Inc. (AFS), a wholly owned subsidiary of A I M Advisors, Inc., replaced State Street Bank and Trust Company and its affiliate Boston Financial Data Services, Inc. (BFDS), as the transfer agent for Class I shares of the fund. The address of AFS is P.O. Box 4739, Houston, Texas 77210-4739 and its telephone number is (800) 959-4246.

Effective March 13, 2000, all references in this prospectus to State Street Bank and Trust Company, Boston Financial Data Services, Inc. or BFDS are replaced by references to A I M Fund Services, Inc. or AFS, as applicable, and all references to the address and telephone number of BFDS are replaced with the address and telephone number of AFS.

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                             AIM SUMMIT FUND, INC.

                                 CLASS I SHARES

                        Supplement dated March 13, 2000
      to the Statement of Additional Information dated February 28, 2000


On March 13, 2000, A I M Fund Services, Inc., a wholly owned subsidiary of A I M Advisors, Inc., replaced State Street Bank and Trust Company and its affiliate Boston Financial Data Services, Inc., as the transfer agent for Class I shares of the Fund.


Effective March 13, 2000, the following two paragraphs replace in their entirety the three paragraphs under the heading "MANAGEMENT OF THE FUND:
TRANSFER AGENT AND CUSTODIAN" on page 14 of the Statement of Additional Information.

               "AFS, a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739, acts as transfer agent and dividend disbursing agent for the Class. The Fund pays AFS such compensation as may be agreed upon from time to time to process orders for purchases, redemptions and transfers of shares; prepare and transmit payments of dividends and distributions declared by the Fund; maintain shareholder accounts; and provide shareholders with information regarding the Fund and their accounts. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

               State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the Fund's portfolio securities and cash. The Fund pays State Street Bank such compensation as may be agreed upon from time to time to maintain the portfolio securities of the Fund, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolio of the Fund and perform other ministerial duties."